Quarterly Holdings Report
for
Fidelity Advisor® Stock Selector Mid Cap Fund
February 28, 2026
MC-NPRT1-0426
1.797928.122
Common Stocks - 98.9%
	Shares	Value ($)
CANADA - 0.5%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Aritzia Inc Subordinate Voting Shares (b)	119,500	10,581,144
CHILE - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
Lundin Mining Corp	627,800	20,002,337
FINLAND - 0.5%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Amer Sports Inc (b)	279,100	10,600,218
FRANCE - 0.7%
Financials - 0.4%
Capital Markets - 0.4%
Amundi SA (e)(f)	89,400	8,561,720
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Sartorius Stedim Biotech	35,000	7,572,284
TOTAL FRANCE		16,134,004
GERMANY - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Birkenstock Holding Plc (b)(c)	228,100	9,500,365
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Patria Investments Ltd Class A (c)	672,843	8,827,700
ISRAEL - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (b)	18,800	8,250,568
JAPAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Allegro MicroSystems Inc (b)	317,600	11,582,872
PUERTO RICO - 0.5%
Financials - 0.5%
Banks - 0.5%
Popular Inc	88,129	11,929,141
UNITED KINGDOM - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Marex Group PLC	275,146	11,957,845
UNITED STATES - 93.8%
Communication Services - 1.4%
Entertainment - 0.0%
Warner Music Group Corp Class A	41,821	1,196,080
Interactive Media & Services - 0.3%
Pinterest Inc Class A (b)	402,400	6,893,112
Media - 1.1%
EchoStar Corp Class A (b)(c)	95,420	11,023,873
New York Times Co/The Class A	113,368	9,045,633
Nexstar Media Group Inc	19,371	4,862,508
		24,932,014
TOTAL COMMUNICATION SERVICES		33,021,206
Consumer Discretionary - 9.7%
Automobile Components - 0.2%
LCI Industries	40,500	5,394,600
Broadline Retail - 0.2%
Etsy Inc (b)	75,000	4,116,000
Diversified Consumer Services - 0.9%
Duolingo Inc Class A (b)(c)	37,300	3,767,300
Service Corp International/US	208,300	17,534,694
		21,301,994
Hotels, Restaurants & Leisure - 2.4%
Aramark (c)	328,000	13,726,800
Brinker International Inc (b)	63,100	9,351,420
Planet Fitness Inc Class A (b)	169,900	13,957,285
Wingstop Inc	41,100	10,665,861
Wynn Resorts Ltd	65,900	7,129,721
		54,831,087
Household Durables - 2.4%
Somnigroup International Inc	262,400	23,487,424
Taylor Morrison Home Corp (b)	160,564	10,579,562
Toll Brothers Inc	140,900	22,155,116
		56,222,102
Specialty Retail - 3.1%
Bath & Body Works Inc	474,600	10,801,896
Burlington Stores Inc (b)	44,948	13,793,193
Dick's Sporting Goods Inc	68,600	13,969,018
Five Below Inc (b)	68,000	15,200,040
Gap Inc/The	318,000	8,916,720
Murphy USA Inc	21,500	8,400,910
Williams-Sonoma Inc	10,700	2,200,455
		73,282,232
Textiles, Apparel & Luxury Goods - 0.5%
Tapestry Inc	69,349	10,781,689
TOTAL CONSUMER DISCRETIONARY		225,929,704
Consumer Staples - 4.5%
Beverages - 0.6%
Boston Beer Co Inc/The Class A (b)	2,800	634,984
Celsius Holdings Inc (b)	104,000	5,575,440
Coca-Cola Consolidated Inc	38,400	7,772,160
		13,982,584
Consumer Staples Distribution & Retail - 3.2%
Albertsons Cos Inc Class A	185,400	3,318,660
BJ's Wholesale Club Holdings Inc (b)	106,700	10,540,893
Casey's General Stores Inc	27,100	18,579,489
Maplebear Inc (b)	91,600	3,435,916
Performance Food Group Co (b)	150,700	14,626,942
Sprouts Farmers Market Inc (b)	65,800	4,860,646
US Foods Holding Corp (b)	183,600	17,737,596
		73,100,142
Food Products - 0.5%
Darling Ingredients Inc (b)	115,200	6,124,032
Ingredion Inc	40,300	4,733,638
Marzetti Company/The	5,900	969,606
		11,827,276
Personal Care Products - 0.2%
BellRing Brands Inc (b)	83,646	1,538,250
elf Beauty Inc (b)(c)	37,698	3,470,101
		5,008,351
TOTAL CONSUMER STAPLES		103,918,353
Energy - 4.4%
Energy Equipment & Services - 1.2%
Liberty Energy Inc Class A (c)	279,560	7,852,840
Noble Corp PLC (c)	110,000	4,997,300
Weatherford International PLC	147,300	15,534,258
		28,384,398
Oil, Gas & Consumable Fuels - 3.2%
Antero Resources Corp (b)	334,200	12,301,902
HF Sinclair Corp	205,506	10,277,355
Northern Oil & Gas Inc	150,100	4,141,259
Ovintiv Inc	277,900	14,058,961
Permian Resources Holdings Inc/DE Class A	964,400	17,638,876
Plains All American Pipeline LP	320,000	6,691,200
Targa Resources Corp	42,800	10,092,240
		75,201,793
TOTAL ENERGY		103,586,191
Financials - 12.7%
Banks - 5.7%
Bancorp Inc/The (b)	77,536	4,069,865
East West Bancorp Inc	172,210	18,848,385
Eastern Bankshares Inc	543,064	10,622,332
First Horizon Corp	452,337	10,761,097
FNB Corp/PA	812,079	13,797,222
Hancock Whitney Corp	216,845	14,270,569
Pinnacle Financial Partners Inc	172,226	15,631,232
UMB Financial Corp	97,327	11,278,253
Webster Financial Corp	71,672	5,169,701
Western Alliance Bancorp	131,759	10,582,883
Wintrust Financial Corp	126,225	18,183,974
		133,215,513
Capital Markets - 1.4%
Blue Owl Capital Inc Class A (c)	729,552	7,696,774
Carlyle Group Inc/The	223,252	11,606,871
Jefferies Financial Group Inc	268,556	11,923,886
Wealthfront Corp (b)	67,200	557,760
		31,785,291
Consumer Finance - 0.8%
FirstCash Holdings Inc	32,559	6,277,050
SLM Corp (c)	738,664	13,842,563
		20,119,613
Financial Services - 1.2%
NMI Holdings Inc (b)	224,703	8,833,075
Voya Financial Inc	289,263	19,345,909
		28,178,984
Insurance - 3.6%
American Financial Group Inc/OH	129,592	17,233,144
Assurant Inc	46,570	10,692,006
Baldwin Insurance Group Inc/The Class A (b)	589,892	13,703,191
Reinsurance Group of America Inc	114,127	24,620,618
Selective Insurance Group Inc	75,619	6,355,021
Unum Group	142,987	10,256,458
		82,860,438
TOTAL FINANCIALS		296,159,839
Health Care - 8.3%
Biotechnology - 2.9%
Caris Life Sciences Inc (b)	400,000	8,056,000
Cytokinetics Inc (b)	107,100	6,663,762
Legend Biotech Corp ADR (b)	300,000	5,700,000
Moderna Inc (b)(c)	156,000	8,356,920
Neurocrine Biosciences Inc (b)	28,000	3,703,000
Roivant Sciences Ltd (b)	480,000	13,891,200
Soleno Therapeutics Inc (b)	71,000	2,773,970
United Therapeutics Corp (b)	20,800	10,481,120
Veracyte Inc (b)	240,000	8,781,600
		68,407,572
Health Care Equipment & Supplies - 0.7%
Masimo Corp (b)	40,000	7,014,000
Penumbra Inc (b)	24,500	8,437,555
		15,451,555
Health Care Providers & Services - 2.1%
Alignment Healthcare Inc (b)	321,200	6,173,464
BrightSpring Health Services Inc (b)	285,000	11,807,550
Privia Health Group Inc (b)	360,000	8,550,000
Tenet Healthcare Corp (b)	91,500	21,904,185
		48,435,199
Health Care Technology - 0.3%
Waystar Holding Corp (b)	370,000	9,490,500
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (b)	239,700	5,525,085
Illumina Inc (b)	38,000	5,109,480
Repligen Corp (b)	96,000	12,358,080
		22,992,645
Pharmaceuticals - 1.3%
Elanco Animal Health Inc (b)	765,000	20,196,000
Royalty Pharma PLC Class A	208,000	9,611,680
		29,807,680
TOTAL HEALTH CARE		194,585,151
Industrials - 26.1%
Aerospace & Defense - 4.8%
Carpenter Technology Corp (c)	83,700	33,318,459
Curtiss-Wright Corp	9,300	6,513,069
HEICO Corp Class A	83,613	20,076,317
Howmet Aerospace Inc	92,900	24,389,037
StandardAero Inc (b)	13,000	400,400
Woodward Inc	67,200	25,990,272
		110,687,554
Building Products - 1.7%
Carlisle Cos Inc	43,640	17,227,763
Owens Corning	45,000	5,493,150
Simpson Manufacturing Co Inc	65,300	12,640,121
Trex Co Inc (b)	127,800	5,293,476
		40,654,510
Commercial Services & Supplies - 0.7%
Brink's Co/The	145,992	17,047,486
Construction & Engineering - 1.9%
Comfort Systems USA Inc	15,000	21,440,550
EMCOR Group Inc	18,900	13,695,318
WillScot Holdings Corp	412,698	8,918,404
		44,054,272
Electrical Equipment - 1.7%
Acuity Inc	30,700	9,258,813
Forgent Power Solutions Inc Class A	20,300	698,117
Nextpower Inc Class A (b)	112,600	11,834,260
nVent Electric PLC	156,700	18,547,012
		40,338,202
Ground Transportation - 3.3%
Knight-Swift Transportation Holdings Inc	94,800	5,964,816
Landstar System Inc	119,311	19,441,727
XPO Inc (b)	231,600	48,744,852
		74,151,395
Machinery - 6.7%
Allison Transmission Holdings Inc	115,463	14,467,514
Crane Co	115,900	23,241,427
Dover Corp	30,300	6,832,650
Esab Corp	191,900	24,212,023
Flowserve Corp	382,494	33,858,369
ITT Inc	159,387	32,261,523
RBC Bearings Inc (b)	33,500	19,293,320
		154,166,826
Marine Transportation - 1.4%
Kirby Corp (b)	249,994	32,449,221
Professional Services - 1.4%
CACI International Inc (b)	39,700	24,223,749
KBR Inc	212,160	8,959,517
		33,183,266
Trading Companies & Distributors - 2.5%
Core & Main Inc Class A (b)	181,900	9,851,704
Watsco Inc (c)	33,800	14,105,754
Wesco International Inc	121,113	35,062,214
		59,019,672
TOTAL INDUSTRIALS		605,752,404
Information Technology - 13.3%
Communications Equipment - 1.1%
Ciena Corp (b)	24,846	8,663,800
Lumentum Holdings Inc (b)	23,600	16,541,476
		25,205,276
Electronic Equipment, Instruments & Components - 4.6%
Coherent Corp (b)(c)	213,000	55,152,091
Jabil Inc	74,100	19,635,759
TD SYNNEX Corp	145,530	22,820,559
TTM Technologies Inc (b)	101,900	10,622,056
		108,230,465
IT Services - 1.9%
Okta Inc Class A (b)	183,100	13,274,750
Twilio Inc Class A (b)	252,100	30,494,016
		43,768,766
Semiconductors & Semiconductor Equipment - 2.9%
MACOM Technology Solutions Holdings Inc (b)	136,700	33,918,004
MKS Inc	77,800	19,018,988
Rambus Inc (b)	155,500	15,497,130
		68,434,122
Software - 1.7%
Gen Digital Inc	240,100	5,419,057
Guidewire Software Inc (b)	84,473	12,275,616
Nutanix Inc Class A (b)	127,267	4,871,781
Pivotal Software Inc rights (b)(d)	509,500	5
Rubrik Inc Class A (b)	195,000	10,132,200
Samsara Inc Class A (b)	250,200	7,230,780
		39,929,439
Technology Hardware, Storage & Peripherals - 1.1%
Pure Storage Inc Class A (b)	7,906	507,723
Western Digital Corp	87,400	24,445,780
		24,953,503
TOTAL INFORMATION TECHNOLOGY		310,521,571
Materials - 4.0%
Chemicals - 1.4%
Avient Corp	212,400	8,723,268
RPM International Inc	140,800	16,068,096
Westlake Corp (c)	84,500	8,904,610
		33,695,974
Construction Materials - 0.5%
Eagle Materials Inc	54,600	12,219,480
Containers & Packaging - 0.7%
Crown Holdings Inc	136,400	15,631,440
Metals & Mining - 1.0%
Century Aluminum Co (b)	92,200	4,753,832
Reliance Inc	58,300	18,401,812
		23,155,644
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp	109,300	9,262,082
TOTAL MATERIALS		93,964,620
Real Estate - 6.3%
Health Care REITs - 0.7%
Ventas Inc	196,200	16,904,592
Industrial REITs - 1.1%
EastGroup Properties Inc	62,400	12,249,744
Terreno Realty Corp	198,600	13,119,516
		25,369,260
Office REITs - 0.6%
Douglas Emmett Inc	282,600	2,794,914
Postal Realty Trust Inc Class A (c)	640,080	13,268,858
		16,063,772
Real Estate Management & Development - 0.8%
Compass Inc Class A (b)	529,200	5,159,700
Jones Lang LaSalle Inc (b)	42,000	13,253,100
		18,412,800
Residential REITs - 0.9%
American Homes 4 Rent Class A	240,000	7,200,000
Camden Property Trust	50,500	5,471,170
Sun Communities Inc	55,300	7,546,238
		20,217,408
Retail REITs - 0.8%
Macerich Co/The	215,300	4,407,191
Tanger Inc	64,800	2,401,488
Urban Edge Properties	515,200	10,948,000
		17,756,679
Specialized REITs - 1.4%
CubeSmart	196,252	8,073,807
Four Corners Property Trust Inc	419,000	10,692,880
Outfront Media Inc	485,534	13,988,235
		32,754,922
TOTAL REAL ESTATE		147,479,433
Utilities - 3.1%
Electric Utilities - 1.0%
IDACORP Inc	18,300	2,634,651
OGE Energy Corp (c)	199,700	9,813,258
Pinnacle West Capital Corp	45,300	4,543,590
Portland General Electric Co	121,600	6,561,536
		23,553,035
Gas Utilities - 1.1%
National Fuel Gas Co	91,394	8,319,596
Southwest Gas Holdings Inc	75,800	6,683,286
UGI Corp	287,500	10,755,375
		25,758,257
Independent Power and Renewable Electricity Producers - 1.0%
Ormat Technologies Inc (c)	65,000	6,740,500
Talen Energy Corp (b)	45,000	16,693,650
		23,434,150
TOTAL UTILITIES		72,745,442
TOTAL UNITED STATES		2,187,663,914
TOTAL COMMON STOCKS (Cost $1,638,693,454)		2,307,030,108

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/28/2026 (h) (Cost $158,595)	3.63	160,000	158,614

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.70	25,615,382	25,620,505
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	71,724,685	71,731,857
TOTAL MONEY MARKET FUNDS (Cost $97,350,907)			97,352,362

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $1,736,202,956)	2,404,541,084
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(72,969,022)
NET ASSETS - 100.0%	2,331,572,062

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,561,720 or 0.4% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,561,720 or 0.4% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $158,614.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $31,174,344.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,206,336	233,323,015	229,903,556	290,134	(5,290)	-	25,620,505	25,615,382	0.0%
Fidelity Securities Lending Cash Central Fund	49,451,201	380,629,995	358,347,759	25,885	(1,580)	-	71,731,857	71,724,685	0.2%
Total	71,657,537	613,953,010	588,251,315	316,019	(6,870)	-	97,352,362

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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